EQUITY - Schedule Of Authorized Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Issued (Repurchased)
Number of Common Shares Held by the Company	104,786,155	81,849,805	62,910,220
Number Of Shares Voluntarily Exchanged		32,934,574
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	1,523,457,459	1,573,371,868
Issued (Repurchased)
Share issuance	3,351,357	794,418
Repurchases (in shares)	(26,676,978)	(54,547,332)
Long-term share ownership plans (in shares)	6,371,747	3,722,567
Dividend reinvestment plan and others (in shares)	46,503	115,938
Ending balance (in shares)	1,506,550,088	1,523,457,459